Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of related party [text block] [Abstract]
Schedule of combined remuneration package, including employer taxes
Thousands of $ except per personnel, warrants & share amounts For The Years ended December 31	2022	2021	2020
Number of management members and Executive Directors	4	4	4
Short-term employee benefits	1,550	1,545	1,535
Post-employment benefits	54	52	23
Other employment costs	219	207	174
Total benefits	1,822	1,804	1,732
IFRS share-based compensation expense	863	982	596
Number of warrants offered	2,200,000	2,200,000	1,183,000
Cumulative outstanding warrants	8,088,000	5,888,000	3,688,000
Exercisable warrants	3,618,642	1,282,238	1,036,250

Schedule of warrants that were exercised, granted and accepted in aggregate by the four members
	2022	2021	2020
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	2,200,000	2,200,000	1,183,000
Annualized IFRS cost for existing warrants	$863,000	$982,000	$596,000